Significant Accounting Policies (Policies)	3 Months Ended	11 Months Ended	12 Months Ended
	Jan. 31, 2019	Dec. 05, 2018	Oct. 31, 2018
Accounting Policies [Abstract]
Basis of Accounting, Policy [Policy Text Block]
Basis of presentation

The accompanying Unaudited Consolidated Financial Statements have been prepared, without audit, in accordance with generally accepted accounting principles in the United States of America (“GAAP”) and the rules and regulations of the Securities and Exchange Commission (“SEC”). Accordingly, they do not
include all information and footnotes required by U.S. GAAP for complete financial statements. These statements reflect all normal and recurring adjustments which, in the opinion of management, are necessary to present fairly the financial position, results of operations and cash flows of the Company at
January 31, 2019
and for all periods presented.

As a result of the Business Combination, the Company is the acquirer for accounting purposes and CPH is the acquiree and accounting predecessor. The Company’s financial statement presentation distinguishes the Company’s presentations into two
distinct periods, the period up to the Closing Date (labeled “Predecessor”) and the period including and after that date (labeled “Successor”).

The merger was accounted for as a business combination using the acquisition method of accounting, and the Successor financial statements reflect a new basis of accounting that is based on the fair value of the net assets acquired.

Determining the fair value of certain assets and liabilities assumed is judgmental in nature and often involves the use of significant estimates and assumptions. See Note
4
 – Business Combination for a discussion of the estimated fair values of assets and liabilities recorded in connection with the Company’s acquisition of CPH.

As a result of the application of the acquisition method of accounting as of the effective time of the Business Combination, the accompanying Consolidated Financial Statements include a black line division which indicates that the Predecessor and Successor reporting entities shown are presented on a different basis and are therefore, not
comparable. These statements should be read in conjunction with the Predecessor’s Consolidated Financial Statements and Notes thereto as of
October 31, 2018
and
2017,
and for the years ended
October 31, 2018,
2017
and
2016,
included as exhibit
99.3
in the Company’s Form
8
-K/A (Amendment
No.1
) filed with SEC on
January 29, 2019.

The historical financial information of Industrea prior to the Business Combination (a special purpose acquisition company, or SPAC) has not
been reflected in the Predecessor financial statements as these historical amounts have been determined to be not
useful information to a user of the financial statements. SPACs deposit the proceeds from their initial public offerings into a segregated trust account until a business combination occurs, where such funds are then used to either pay consideration for the acquiree or stockholders who elect to redeem their shares of common stock in connection with the business combination. SPACs will operate until the closing of a business combination, and the SPAC operations until the closing of a business combination, other than income from the trust account investments and transaction expenses, are nominal. Accordingly, no
other activity in the Company was reported for periods prior to
December 6, 2018
besides CPH’s operations as Predecessor.

Basis of Presentation

The accompanying financial statements are presented in U.S. dollars in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and pursuant to the rules and regulations of the SEC.

Basis of presentation:
The Company follows accounting standards established by the Financial Accounting Standards Board (FASB) to ensure consistent reporting of financial condition, results of operations, and cash flows. References to generally accepted accounting principles (U.S. GAAP) in these footnotes are to the FASB Accounting Standards Codification (ASC or the Codification).

Emerging Growth Company [Policy Text Block]
Emerging Growth Company

Section
102
(b)(
1
) of the Jumpstart Our Business Startups Act of
2012
(the “JOBS Act”) exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those companies that are not
subject to the reporting requirements under the Securities Exchange Act of
1934,
as amended) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that an emerging growth company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging growth companies but any such an election to opt out is irrevocable. The Company has elected not
to opt out of such extended transition period, which means that when a standard is issued or revised and it has different application dates for public or private companies, the Company, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard.

This
may
make comparison of the Company’s financial statements with another public company that is neither an emerging growth company nor an emerging growth company that has opted out of using the extended transition period difficult or impossible because of the potential differences in accounting standards used.

Emerging Growth Company

Section
102
(b)(
1
) of the Jumpstart Our Business Startups Act of
2012
(the “JOBS Act”) exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not
had a Securities Act registration statement declared effective or do not
have a class of securities registered under the Exchange Act) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that an emerging growth company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging growth companies but any such an election to opt out is irrevocable. Industrea has elected not
to opt out of such extended transition period, which means that when a standard is issued or revised and it has different application dates for public or private companies, Industrea, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard.

This
may
make comparison of Industrea’s financial statements with another public company that is neither an emerging growth company nor an emerging growth company that has opted out of using the extended transition period difficult or impossible because of the potential differences in accounting standards used.

Consolidation, Policy [Policy Text Block]
Principles of consolidation

The Successor Consolidated Financial Statements include all amounts of the Successor and its subsidiaries. The Predecessor Consolidated Financial Statements include all amounts of CPH and its subsidiaries. All intercompany balances and transactions have been eliminated.

Principles of consolidation:
These financial statements present the consolidated financial position of the Company and its wholly owned subsidiaries, Brundage-Bone, Camfaud, Eco-Pan, PropCo, and their respective subsidiaries (collectively, the Company) as of
October 31, 2018,
2017,
and
2016,
and the results of operations and cash flows for the
three
years then ended. Until its dissolution in
2016,
the accounts of EPMW were also included in the Company’s consolidated financial statements. In accordance with ASC
810,
Consolidation, the portion of the Company’s equity attributable to the noncontrolling interest in EPMW was historically reported separately within the stockholders’ equity section of the consolidated balance sheets and the Company’s portion of the net loss attributable to the noncontrolling interest in EPMW reported separately below net income on the consolidated statements of income. All significant intercompany accounts and transactions have been eliminated in consolidation.

Use of Estimates, Policy [Policy Text Block]
Use of estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Significant estimates include accrued sales and use taxes, the liability for incurred but unreported claims under various partially self-insured polices, allowance for doubtful accounts, goodwill impairment analysis, valuation of share based compensation and accounting for business combinations. Actual results may
differ from those estimates, and such differences
may
be material to the Company’s consolidated financial statements.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of expenses during the reporting periods. Actual results could differ from those estimates.

Use of estimates:
The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Significant estimates include accrued sales and use taxes, the liability for incurred but unreported claims under various partially self-insured polices, allowance for doubtful accounts, goodwill impairment analysis, valuation of share based compensation and accounting for business combinations. Actual results may
differ from those estimates, and such differences
may
be material to the Company’s consolidated financial statements.

Accounts Receivable [Policy Text Block]
Trade
receivables

Trade receivables are carried at the original invoice amount less an estimate made for doubtful receivables based on a review of all outstanding amounts. Generally, the Company does not
require collateral for their accounts receivable; however, the Company may
file statutory liens or take other appropriate legal action when necessary on construction projects when problems arise. A trade receivable is considered to be past due if any portion of the receivable balance is outstanding for more than
30
days. The Company does
not
charge interest on past-due trade receivables.

Management determines the allowance for doubtful accounts by identifying troubled accounts and by using historical experience applied to an aging of accounts. As of
January 31, 2019
and
October 31, 2018,
the allowance for doubtful accounts was
$0.0
million and
$0.7
million, respectively. Trade receivables are written off when deemed uncollectible. Recoveries of trade receivables previously written off are recorded when received. The decline in our allowance for doubtful accounts from
October 31, 2018
to
January 31, 2019
was driven by the Business Combination, as the Company had to fair value its trade receivables as of
December 6, 2018,
resetting the cost basis in its trade receivables. As such, the value of accounts receivable, net of any allowance for doubtful accounts, became the fair value as of the acquisition date.

Trade receivables:
Trade receivables are carried at the original invoice amount less an estimate made for doubtful receivables based on a review of all outstanding amounts. Generally, the Company does not
require collateral for their accounts receivable; however, the Company may
file statutory liens or take other appropriate legal action when necessary on construction projects in which collection problems arise. A trade receivable is typically considered to be past due if any portion of the receivable balance is outstanding for more than
30
days. The Company does
not
charge interest on past-due trade receivables.

Management determines the allowance for doubtful accounts by identifying troubled accounts and by using historical experience applied to an aging of accounts. The allowance for doubtful accounts was
$664,332
and
$601,760
as of
October 31, 2018,
and
2017,
respectively. Trade receivables are written off when deemed uncollectible. Recoveries of trade receivables previously written off are recorded when received.

Inventory, Policy [Policy Text Block]
Inventory

Inventory consists primarily of replacement parts for concrete pumping equipment. Inventories are stated at the lower of cost (
first
-in,
first
-out method) or market. The Company evaluates inventory and records an allowance for obsolete and slow-moving inventory to account for cost adjustments to market. Based on management’s analysis, no
allowance for obsolete and slow-moving inventory was required as of
January 31, 2019
and
October 31, 2018.

Inventory:
Inventory consists primarily of replacement parts for concrete pumping equipment. Inventories are stated at the lower of cost (
first
-in,
first
-out method) or net realizable value. The Company evaluates inventory and records an allowance for obsolete and slow-moving inventory to account for cost adjustments to market. Based on management’s analysis, no
allowance for obsolete and slow-moving inventory was required as of
October 31, 2018
and
2017.

Fair Value of Financial Instruments, Policy [Policy Text Block]
Fair Value Measurements

The Financial Accounting Standard Board’s (FASB’s) standard on fair value measurements establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement.

This standard establishes
three
levels of inputs that
may
be used to measure fair value:

Level
1
– Quoted prices in active markets for identical assets or liabilities.

Level
2
– Observable inputs other than Level
1
prices such as quoted prices for similar assets or liabilities.

Level
3
– Unobservable inputs to the valuation methodology that are significant to the measurement of fair value of assets or liabilities.

Financial Instruments

The fair value of Industrea’s assets and liabilities, which qualify as financial instruments under the FASB ASC
820,
“Fair Value Measurements and Disclosures,” approximates the carrying amounts represented in the balance sheet.

Fair value measurements:
The FASB’s standard on fair value measurements establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. This standard establishes three
levels of inputs that
may
be used to measure fair value:

Level
1
– Quoted prices in active markets for identical assets or liabilities.

Level
2
– Observable inputs other than Level
1
prices such as quoted prices for similar assets or liabilities.

Level
3
– Unobservable inputs to the valuation methodology that are significant to the measurement of fair value of assets or liabilities

Debt, Policy [Policy Text Block]
Deferred financing costs

Deferred financing costs representing
third
-party, non-lender debt issuance costs are deferred and amortized using the effective interest rate method over the term of the related long-term-debt agreement, and the straight-line method for the revolving credit agreement.

Debt issuance costs related to term loans are reflected as a direct deduction from the carrying amount of the Long-Term debt liability. Debt issuance costs related to revolving credit facilities are capitalized and reflected as an Other Asset.

Deferred financing costs:
The Company incurred closing costs of
$12,887,000
during the Merger related to obtaining loan financing. In conjunction with the Senior Note Exchange (see Note
8
) that occurred in
September 2017,
Brundage-Bone incurred
$585,634
related to obtaining financing through additional term notes and
$240,250
related to the US Revolver. In connection with the Company’s acquisition of Camfaud, costs of
$625,480
were incurred by Camfaud related to the UK Revolver. Deferred financing costs related to the revolver are classified as assets and amortized on a straight-line basis over the term of the revolver, while deferred financing costs related to the term debt are shown as a direct deduction from the carrying amount of the liability and amortized over the terms of the related debt instruments under the effective interest method. Accumulated amortization related to the US Revolver fees as of
October 31, 2018
and
2017,
was
$1,122,328
and
$678,528,
respectively. Accumulated amortization related to the UK Revolver fees as of
October 31, 2018
and
2017
was
$156,714
and
$210,699,
respectively. See Note
8
for discussion of the term debt financing fees.

Goodwill and Intangible Assets, Goodwill, Policy [Policy Text Block]
Goodwill

The Company accounts for goodwill under Accounting Standards Codification (“ASC”)
350,
Intangibles—Goodwill and Other (“ASC
350”
). The Company’s goodwill is the direct result of business combinations, is recorded using the acquisition method of accounting, and is not
amortized, but is expected to be deductible for tax purposes. The Company tests its recorded goodwill for impairment on an annual basis on
August 31,
or more often if indicators of potential impairment exist, by determining if the carrying value of each reporting unit exceeds its estimated fair value. The Company has the option to first
assess qualitative factors to determine whether or
not
it is more than likely that the fair value of the reporting unit is less than the carrying value. If the result of a qualitative test indicates it is more likely than not
that the fair value of a reporting unit is less than the carrying value, a quantitative test is performed. As further detailed in “Newly adopted accounting pronouncements” below, the Company adopted Accounting Standards Update (“ASU”)
2017‑04,
Intangibles — Goodwill and Other (ASC
350
): Simplifying the Test for Goodwill Impairment
(“ASU
2017
-
04”
),  and accordingly, goodwill impairment is recognized in the amount that the carrying value of the reporting unit exceeds the fair value of the reporting unit, not
to exceed the amount of goodwill allocated to the reporting unit, based on the results of the Step
1
analysis. Future impairment reviews
may
require write-downs in the Company’s goodwill and could have a material adverse impact on the Company’s operating results for the periods in which such write-downs occur.

Goodwill:
The Company accounts for goodwill under ASC
350,
Intangibles—Goodwill and Other (ASC
350
)
. The Company’s goodwill was recorded as a result of the Company’s business combinations. The Company has recorded these business combinations using the acquisition method of accounting. The Company tests its recorded goodwill for impairment on an annual basis on
August 31,
or more often if indicators of potential impairment exist, by determining if the carrying value of each reporting unit exceeds its estimated fair value. The Company has the option to first
assess qualitative factors to determine whether or
not
it is more than likely that the fair value of the reporting unit is less than the fair value. If the result of a qualitative test indicates it is more likely than not
that the fair value of a reporting unit is less than the carrying value, a quantitative test is performed. As further detailed in “Newly adopted accounting pronouncements” below, the Company adopted Accounting Standards Update (ASU)
2017
-
04,
and accordingly, goodwill impairment is recognized in the amount that the carrying value of the reporting unit exceeds the fair value of the reporting unit, not
to exceed the amount of goodwill allocated to the reporting unit, based on the results of the Step
1
analysis.

A quantitative assessment was performed on the Company’s reporting units as of
October 31, 2018.
In performing the quantitative test, the Company compares the estimated fair value of the reporting unit to its carrying value. The estimated fair value exceeded the carrying value of each of the four
reporting units. Future impairment reviews
may
require write-downs in the Company’s goodwill and could have a material adverse impact on the Company’s operating results for the periods in which such write-downs occur.

Property, Plant and Equipment, Policy [Policy Text Block]
Property, plant and equipment

Property, plant and equipment are recorded at cost less accumulated depreciation. Expenditures for additions and betterments are capitalized. Expenditures for maintenance and repairs are charged to expense as incurred; however, maintenance and repairs that improve or extend the life of existing assets are capitalized. The carrying amount of assets disposed of and the related accumulated depreciation are eliminated from the accounts in the year of disposal. Gains or losses from property and equipment disposals are recognized in the year of disposal. Property, plant and equipment is depreciated using the straight line method over the following estimated useful lives:

	in years
Buildings and improvements	15	to	40
Capital lease assets—buildings		40
Furniture and office equipment	2	to	7
Machinery and equipment	3	to	25
Transportation and equipment	3	to	7

Capital lease assets are depreciated over the estimated useful life of the asset.

Property, plant and equipment:
Property, plant and equipment are recorded at cost. Expenditures for additions and betterments are capitalized. Expenditures for maintenance and repairs are charged to expense as incurred; however, maintenance and repairs that improve or extend the life of existing assets are capitalized. The carrying amount of assets disposed of and the related accumulated depreciation are eliminated from the accounts in the year of disposal. Gains or losses from property and equipment disposals are recognized in the year of disposal. Property, plant and equipment is depreciated using the straight-line method over the following estimated useful lives:

	(in years)
Buildings and improvements	15	to	40
Capital lease assets—buildings		40
Furniture and office equipment	2	to	7
Machinery and equipment	3	to	25
Transportation equipment	3	to	7

Capital lease assets are being amortized over the estimated useful life of the asset (see Note
12
). Capital lease amortization is included in depreciation expense for the years ended
October 31, 2018,
2017
and
2016.

Goodwill and Intangible Assets, Intangible Assets, Policy [Policy Text Block]
Intangible assets

Intangible assets are recorded at cost or their estimated fair value when acquired through a business combination.

Intangible assets with finite lives, except for customer relationships, are being amortized on a straight-line basis over their estimated useful lives. The customer relationships are being amortized on an accelerated basis over their estimated useful lives. Intangible assets with indefinite lives are not
amortized but are subject to annual reviews for impairment.

Impairment or Disposal of Long-Lived Assets, Policy [Policy Text Block]
Impairment of long-lived assets

ASC
360,
Property, Plant and Equipment
(ASC
360
) requires other long-lived assets to be evaluated for impairment when indicators of impairment are present. If indicators are present, assets are grouped to the lowest level for which identifiable cash flows are largely independent of other asset groups and cash flows are estimated for each asset group over the remaining estimated life of each asset group. If the undiscounted cash flows estimated to be generated by those assets are less than the asset’s carrying amount, impairment is recognized in the amount of excess of the carrying value over the fair value.
No
indicators of impairment were identified as of
January 31, 2019.

Long-lived assets:
ASC
360
requires long-lived assets to be evaluated for impairment when indicators of impairment are present. If indicators are present, assets are grouped to the lowest level for which identifiable cash flows are largely independent of other asset groups and cash flows are estimated for each asset group over the remaining estimated life of each asset group. If the undiscounted cash flows estimated to be generated by the asset group is less than the asset’s carrying amount, impairment is recognized in the amount of excess of the carrying value over the fair value.
No
indicators of impairment were identified as of
October 31, 2018
and
2017.

Intangible assets with finite lives are being amortized on a straight-line basis, except for customer relationships, over their estimated useful lives. The customer relationships are being amortized on an accelerated basis over their estimated useful lives.

Revenue [Policy Text Block]
Revenue recognition

The Company generates revenues primarily from concrete pumping services in both the United States and the U.K. Additionally, revenues are generated from the Company’s waste management business which consists of service fees charged to customers for the delivery of our pans and containers and the disposal of the concrete waste material.

The Company recognizes revenue from these businesses when all of the following criteria are met: (a) persuasive evidence of an arrangement exists, (b) the service has been performed or delivery has occurred, (c) the price is fixed or determinable, and (d) collectability is reasonably assured. The Company’s delivery terms for replacement part sales are FOB shipping point.

The Company imposes and collects sales taxes concurrent with our revenue-producing transactions with customers and remit those taxes to the various governmental authorities as prescribed by the taxing jurisdictions in which we operate. We present such taxes in our consolidated statements of income on a net basis.

Revenue recognition:
The Company generates revenues primarily from concrete pumping services in both the United States and the United Kingdom. Additionally, revenues are generated from the Company’s waste management business which consists of service fees charged to customers for the delivery of our pans and containers and the disposal of the concrete waste material.

The Company recognizes revenue from these businesses when all of the following criteria are met: (a) persuasive evidence of an arrangement exists, (b) the service has been performed or delivery has occurred, (c) the price is fixed or determinable, and (d) collectability is reasonably assured. The Company’s delivery terms for replacement part sales are FOB shipping point.

The Company imposes and collects sales taxes concurrent with our revenue-producing transactions with customers and remits those taxes to the various governmental authorities as prescribed by the taxing jurisdictions in which we operate. We present such taxes in our consolidated statements of income on a net basis.

Share-based Payment Arrangement [Policy Text Block]
Stock-based compensation

The Company follows ASC
718,
Compensation—Stock Compensation
(“ASC
718”
), which requires the measurement and recognition of compensation expense, based on estimated fair values, for all share-based awards made to employees and directors. The value of the vested portion of the award is recognized as expense in the consolidated statements of income over the requisite service periods when applicable. Compensation expense for all share-based awards is recognized using the straight-line method. The Company will account for forfeitures as they occur in accordance with the early adoption of ASU
No.
2016
-
09,
Compensation—Stock Compensation (ASC
718
): Improvements to Employee Share-Based Payment Accounting
.

Stock-based compensation:
The Company follows ASC
718,
Compensation—Stock Compensation (ASC
718
)
, which requires the measurement and recognition of compensation expense, based on estimated fair values, for all share-based awards made to employees and directors. The Company expenses the grant date fair value of the award in the consolidated statements of income over the requisite service periods on a straight-line basis. The Company accounts for forfeitures as they occur in accordance with the early adoption of ASU
No.
2016
-
09,
Compensation—Stock Compensation (ASC
718
): Improvements to Employee Share-Based Payment Accounting
.

Foreign Currency Transactions and Translations Policy [Policy Text Block]
Foreign currency translation

The functional currency of Camfaud is the Pound Sterling ("GBP"). The assets and liabilities of the foreign subsidiaries are translated into US dollars using the period end exchange rates, and the consolidated statements of income are translated at the average rate for the period. The resulting translation adjustments are recorded as a component of comprehensive income on the consolidated statements of comprehensive income and accumulated in other comprehensive income. The functional currency of our other subsidiaries is the United States Dollar.

Foreign currency translation:
The functional currency of Camfaud is the Great British Pound (GBP). The assets and liabilities of the foreign subsidiaries are translated into US Dollars using the year-end exchange rates, and the consolidated statements of income are translated at the average rate for the year. The resulting translation adjustments are recorded as a component of comprehensive income on the consolidated statements of comprehensive income and accumulated in other comprehensive income. The functional currency of our other subsidiaries is the United States Dollar.

Income Tax, Policy [Policy Text Block]
Income taxes

The Company complies with ASC
740,
Income Taxes
, which requires a liability approach to financial reporting for income taxes.

The Company computes deferred income tax assets and liabilities annually for differences between the financial statements and tax basis of assets and liabilities that will result in taxable or deductible amounts in the future based on enacted tax laws and rates applicable to the periods in which the differences are expected to affect taxable income. Valuation allowances are established when necessary to reduce deferred tax assets to the amount expected to be realized. In assessing the realizability of deferred tax assets, management considers whether it is more likely than not
that some portion or all of the deferred tax assets will
not
be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income, carryback opportunities, and tax planning strategies in making the assessment. Income tax expense includes both the current income taxes payable or refundable and the change during the period in the deferred tax assets and liabilities. The tax benefit from an uncertain tax position is only recognized in the consolidated balance sheets if the tax position is more likely than not
to be sustained upon an examination.

Camfaud files income tax returns in the U.K. Camfaud’s national statutes are generally open for one
year following the statutory filing period.

Income Taxes

Industrea followed the asset and liability method of accounting for income taxes under FASB ASC
740,
“Income Taxes.” Deferred tax assets and liabilities are recognized for the estimated future tax consequences attributable to differences between the financial statements carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that included the enactment date. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized.

FASB ASC
740
prescribes a recognition threshold and a measurement attribute for the financial statement recognition and measurement of tax positions taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more likely than not
to be sustained upon examination by taxing authorities. There were no
unrecognized tax benefits as of
December 5, 2018
and
December 31, 2017.
Industrea recognized accrued interest and penalties related to unrecognized tax benefits as income tax expense.
No
amounts were accrued for the payment of interest and penalties for the period from
January 1, 2018
through
December 5, 2018
and for the period from
April 7, 2017 (
date of inception) through
December 5, 2018.
Industrea was
not
aware of any issues under review that could result in significant payments, accruals or material deviation from its position. Industrea was subject to income tax examinations by major taxing authorities since inception.

At
December 5, 2018
and
December 31, 2017,
Industrea had gross deferred tax assets related federal and state net operating loss carry forwards for income tax purposes of approximately
$3.2
million and
$0.3
million. The Company has
not
performed a detailed analysis to determine whether an ownership change under Section
382
of the IRC has occurred. The effect of an ownership change would be the imposition of an annual limitation on the use of net operating loss carryforwards attributable to periods before the change. Any limitation may
result in expiration of a portion of the NOL before utilization.

In assessing the realization of deferred tax assets, management considers whether it is more likely than not
that some portion or all of the deferred tax assets will be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the period in which those temporary differences become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income and taxing strategies in making this assessment. In case the deferred tax assets will not
be realized in future periods, the Company has provided a valuation allowance for the full amount of the deferred tax assets at
December 5, 2018
and
December 31, 2017.

Income taxes:
The Company complies with ASC
740,
Income Taxes
, which requires a liability approach to financial reporting for income taxes. The Company computes deferred income tax assets and liabilities annually for differences between the financial statements and tax basis of assets and liabilities that will result in taxable or deductible amounts in the future based on enacted tax laws and rates applicable to the periods in which the differences are expected to affect taxable income. Valuation allowances are established when necessary to reduce deferred tax assets to the amount expected to be realized. Income tax expense includes both the current income taxes payable or refundable and the change during the period in the deferred tax assets and liabilities.

The tax benefit from an uncertain tax position is only recognized in the consolidated balance sheets if the tax position is more likely than not
to be sustained upon an examination. CPIH and PropCo are
no
longer subject to U.S. federal, state and local income tax examinations by tax authorities for years before
2014.
Interest and penalties related to income taxes are included in the income tax provision, if any.

Camfaud files income tax returns in the UK. Camfaud’s national statutes are generally open for one
year following the statutory filing period.

Business Combinations Policy [Policy Text Block]
Business combinations

The Company applies the principles provided in ASC
805,
Business Combinations
(“ASC
805”
), when a business is acquired. Tangible and intangible assets acquired and liabilities assumed are recorded at fair value and goodwill is recognized for any differences between the price of the acquisition and the fair value determination. The Company estimates all purchase costs and other related transactions on the acquisition date. Transaction costs for the acquisitions are expensed as incurred in accordance with ASC
805.

Business combinations:
The Company applies the principles provided in ASC
805,
Business Combinations
, when a business is acquired. Tangible and intangible assets acquired and liabilities assumed are recorded at fair value and goodwill is recognized for any differences between the fair value of consideration transferred and the fair value of net assets acquired. Transaction costs for business combinations are expensed as incurred in accordance with ASC
805.

Seasonality Policy [Policy Text Block]
Seasonality

The Company’s sales are historically seasonal, with lower revenue in the first
quarter and higher revenue in the
fourth
quarter of each year. Such seasonality also causes the Company’s working capital cash flow requirements to vary from quarter to quarter primarily depends on the variability of weather patterns with the Company generally having lower sales volume during the winter and spring months.

Seasonality:
The Company’s sales are historically seasonal, with lower revenue in the first
quarter and higher revenue in the
fourth
quarter of each year. Such seasonality also causes the Company’s working capital cash flow requirements to vary from quarter to quarter primarily depending on the variability of weather patterns with the Company generally having lower sales volume during the winter and spring months.

Vendor Concentration Policy [Policy Text Block]
Vendor concentration

As of
January 31, 2019
and
October 31, 2018,
there were
three
significant vendors that the Company relies upon to purchase concrete pumping boom equipment. However, should the need arise, there are alternate vendors who can provide concrete pumping boom equipment.

Vendor concentration:
As of
October 31, 2018
and
2017
there were
three
significant vendors that the Company relies upon to purchase substantially all concrete pumping boom equipment. These vendors provided sales of concrete pumping boom equipment that can be replaced with alternate vendors should the need arise.

Concentration Risk, Credit Risk, Policy [Policy Text Block]
Concentration of credit risk

Cash balances held at financial institutions
may,
at times, be in excess of federally insured limits. It is management’s belief that the Company places their temporary cash balances in high-credit quality financial institutions.

The Company’s customer base is dispersed across the United States and U.K. The Company performs ongoing evaluations of their customers’ financial condition and requires no
collateral to support credit sales. During the predecessor and successor periods described above, no
customer represented
10
 percent or more of sales or trade receivables.

Concentration of Credit Risk

Financial instruments that potentially subject Industrea to concentrations of credit risk consist of cash accounts in a financial institution, which, at times, may
exceed the Federal Depository Insurance Coverage of
$
250,000
.
At
December 5, 2018
and
December 31, 2017,
Industrea had
not
experienced losses on these accounts and management believes Industrea was not
exposed to significant risks on such accounts.

Concentration of credit risk:
Cash balances held at financial institutions
may,
at times, be in excess of federally insured limits. It is management’s belief that the Company places their temporary cash balances in high-credit quality financial institutions.

The Company’s customer base is dispersed across the United States and United Kingdom. The Company performs ongoing evaluations of their customers’ financial condition and requires no
collateral to support credit sales. For the years ended
October 31, 2018
and
2017,
no
customer represented
10
 percent or more of sales or trade receivables.

Cash and Cash Equivalents, Policy [Policy Text Block]			Cash: Cash includes time deposits and certificates of deposit with original maturities of three months or less.
Earnings Per Share, Policy [Policy Text Block]
Net Income (Loss) per Common Share

Net income (loss) per share is computed by dividing net income (loss) by the weighted-average number of shares of common stock outstanding during the periods. An aggregate of
21,118,267
and
21,815,963
shares of Class A common stock subject to possible redemption at
December 5, 2018
and
December 31, 2017,
respectively, have been excluded from the calculation of basic loss per common share for the three
and
nine
months ended
December 5, 2018
since such shares, if redeemed, only participate in their pro rata share of the trust earnings. Industrea did not
consider the effect of the warrants sold in the Initial Public Offering (including the consummation of the over-allotment) and Private Placement to purchase
34,100,000
shares of Industrea’s Class A common stock in the calculation of diluted income (loss) per share, since their inclusion would be anti-dilutive under the treasury stock method.

Earnings per share:
The Company calculates earnings per share in accordance with ASC
260,

Earnings per Share
. The
two
-class method of computing earnings per share is required for entities that have participating securities. The two
-class method is an earnings allocation formula that determines earnings per share for participating securities according to dividends declared (or accumulated) and participation rights in undistributed earnings. The Company has two
classes of stock: (
1
) Common Stock and (
2
) Participating Preferred Stock (“Preferred Stock”).

Basic earnings (loss) per common share is calculated by dividing net income (loss) attributable to common shareholders by the weighted average number of shares of Common Stock outstanding each period. Diluted earnings (loss) per common share is based on the weighted average number of shares outstanding during the period plus the common stock equivalents which would arise from the exercise of stock options outstanding using the treasury stock method and the average market price per share during the period. Common stock equivalents are not
included in the diluted earnings (loss) per share calculation when their effect is antidilutive.

An anti-dilutive impact is an increase in earnings per share or a reduction in net loss per share resulting from the conversion, exercise, or contingent issuance of certain securities.

New Accounting Pronouncements, Policy [Policy Text Block]
Recent Accounting Pronouncements

Management does
not
believe that any recently issued, but
not
yet effective, accounting pronouncements, if currently adopted, would have a material effect on Industrea’s financial statements.

Newly adopted accounting pronouncements:
In
May 2017,
the Financial Accounting Standards Board (FASB) issued ASU
No.
2017
-
09,
Compensation — Stock Compensation (ASC
718
): Scope of Modification Accounting,
to provide guidance about which changes to the terms or conditions of a share-based payment award require an entity to apply modification accounting in ASC
718.
The amendments in the ASU are effective for fiscal years beginning after
December 15, 2017,
and should be applied prospectively to an award modified on or after the adoption date. The Company elected to early adopt the amendment as of
August 1, 2017,
which did
not
have a material impact on the consolidated financial statements.

In
January 2017,
the FASB issued ASU
No.
2017
-
04,
Intangibles — Goodwill and Other (ASC
350
)
:
Simplifying the Test for Goodwill Impairment
. The ASU simplifies the measurement of goodwill impairment by eliminating the requirement that an entity compute the implied fair value of goodwill based on the fair values of its assets and liabilities to measure impairment. Instead, goodwill impairment will be measured as the difference between the fair value of the reporting unit and the carrying value of the reporting unit. The ASU also clarifies the treatment of the income tax effect of tax-deductible goodwill when measuring goodwill impairment loss. ASU
2017
-
04
will be effective for the Company beginning on
November 1, 2022.
The amendment must be applied prospectively with early adoption permitted. The Company elected to early adopt the amendment for the year ended
October 31, 2017,
which did
not
have a material impact on the consolidated financial statements.

In
March 2016,
the FASB issued ASU
No.
2016
-
06,
Derivatives and Hedging (ASC
815
): Contingent Put and Call Options in Debt Instruments
, which clarify the requirements for assessing whether contingent call (put) options that can accelerate the payment of principal on debt instruments are clearly and closely related to their debt hosts. An entity performing the assessment under the amendments in this update is required to assess the embedded call (put) options solely in accordance with the four
-step decision sequence. The Company early adopted the new standard as of
November 1, 2016.
The adoption of the new accounting rules did
not
have a material impact on the Company’s financial condition, results of operations and cash flows.

Recently issued accounting pronouncements
not
yet effective:
In
November 2015,
the FASB issued ASU
No.
2015
-
17,
Income Taxes (ASC
740
): Balance Sheet Classification of Deferred Taxes.
This ASU simplifies the presentation of deferred income taxes by eliminating the requirement for entities to separate deferred tax liabilities and assets into current and noncurrent amounts in classified balance sheets. Instead, it requires deferred tax assets and liabilities be classified as noncurrent in the balance sheet. ASU
2015
-
17
is effective for financial statements issued for annual periods beginning after
December 15, 2017.
Early adoption is permitted, and this ASU
may
be applied either prospectively to all deferred tax liabilities and assets or retrospectively to all periods presented. The Company adopted the new standard as of
October 31, 2017
on a retrospective basis, therefore all deferred income tax assets and liabilities are presented as noncurrent. The adoption of this standard did not
have a material impact on the Company’s consolidated financial statements.

In
May 2014,
the FASB issued ASU
No.
2014
-
09,
Revenue from Contracts with Customers (ASC
606
)
, requiring an entity to recognize the amount of revenue to which it expects to be entitled for the transfer of promised goods or services to customers. The updated standard will replace most existing revenue recognition guidance in U.S. GAAP when it becomes effective and permits the use of either a full retrospective or retrospective with cumulative effect transition method. In
August 2015,
the FASB issued ASU
No.
2015
-
14
which defers the effective date of ASU
2014
-
09
one
year making it effective for annual reporting periods beginning after
December 15, 2018.
The Company has
not
yet selected a transition method and is currently evaluating the effect that the standard will have on the consolidated financial statements.

In
January 2017,
the FASB issued ASU
No.
2017
-
01,
Business Combinations (ASC
805
): Clarifying the Definition of a Business
, which provides guidance to assist entities with evaluating whether transactions should be accounted for as acquisitions (or disposals) of assets or businesses. ASU
2017
-
01
requires entities to use a screen test to determine when an integrated set of assets and activities is not
a business or if the integrated set of assets and activities needs to be further evaluated against the framework. ASU
2017
-
01
will be effective for the Company beginning on
November 1, 2019.
The Company is currently evaluating the impact of the pending adoption of the new standard on the consolidated financial statements.

In
February 2016,
the FASB issued ASU
No.
2016
-
02,
Leases (ASC
842
)
. The guidance in this ASU supersedes the leasing guidance in ASC
840,
Leases
. Under the new guidance, lessees are required to recognize lease assets and lease liabilities on the balance sheet for all leases with terms longer than twelve
months. Leases will be classified as either finance or operating, with classification affecting the pattern of expense recognition in the income statement. The new standard is effective for fiscal years beginning after
December 15, 2019,
and interim periods after
December 15, 2020.
Initially the modified retrospective transition approach is required for lessees for capital and operating leases existing at, or entered into after, the beginning of the earliest comparative period presented in the financial statements, with certain practical expedients available.

In
July 2018,
the FASB issued ASU
No.
2018
-
11,
Leases ASC
8
42:
Targeted Improvements
, wherein the Board decided to provide another transition method in addition to the existing transition method by allowing entities to initially apply the new lease standard at the adoption date (for fiscal year ending
October 31, 2021
for the Company) and recognize a cumulative-effect adjustment to the opening balance of retained earnings in the period of adoption consistent with preparers’ requests. The Company is currently evaluating the impact of the pending adoption of the new standard on the consolidated financial statements.

Deferred Charges, Policy [Policy Text Block]
Offering Costs

Offering costs consisted of legal, accounting, underwriting fees and other costs incurred through the Initial Public Offering that were directly related to the Initial Public Offering, which totaled approximately
$13.3
million, inclusive of
$8.05
million in deferred underwriting commissions. Offering costs were charged to stockholders’ equity upon the completion of the Initial Public Offering.

Common Stock Subject to Possible Redemption [Policy Text Block]
Class A Common Stock Subject to Possible Redemption

Industrea accounted for its Class A common stock subject to possible redemption in accordance with the guidance in ASC Topic
480
“
Distinguishing Liabilities from Equity
.” Class A common stock subject to mandatory redemption (if any) are classified as liability instruments and are measured at fair value. Conditionally redeemable Class A common stock (including Class A common stock that features redemption rights that are either within the control of the holder or subject to redemption upon the occurrence of uncertain events not
solely within Industrea’s control) are classified as temporary equity. At all other times, Class A common stock is classified as stockholders’ equity. Industrea’s Class A common stock featured certain redemption rights that were considered to be outside of Industrea’s control and subject to the occurrence of uncertain future events. Accordingly, at
December 5, 2018
and
December 31, 2017,
respectively,
21,118,267
and
21,815,963
shares of Class A common stock subject to possible redemption are presented as temporary equity, outside of the stockholders’ equity section of Industrea’s balance sheets.